Convertible Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Convertible Notes Payable [Member]
Debt Disclosure [Text Block]
Note 7 – Convertible Notes Payable

Convertible notes payable consisted of the following:

	September 30,	December 31,
	2015	2014

On August 14, 2014 and August 20, 2014 the Company issued three convertible notes to three note holders in the principal amount of $5,000, $10,000 and $10,000 with interest at 10% per annum. Note Conversion Price is determined as follows: (a) if the Note is converted upon the Next Equity Financing, an amount equal to 80% of the price paid per share paid by the investors in the Next Equity Financing; (b) if the Note is converted in the event of a Corporate Transaction, a price per share derived by dividing a "pre-money" valuation of $8,000,000 by the number of shares outstanding immediately prior to the time of such conversion, on a fully diluted basis; or (c) if the Note is converted as part of a Maturity Conversion, a price per unit derived by dividing a "pre-money" valuation of $8,000,000 by the total number of units (restricted and non-restricted) outstanding immediately prior to the time of such conversion, on a fully diluted basis. The note is due and payable on demand at any time after the earlier of (i) 36 months following the note issuance or (ii) the consummation of a corporate transaction if not previously converted.
	$25,000	$25,000

On August 31, 2014, the Company issued a convertible note to the CFO bearing 0% interest in the amount of $15,000. The Note Conversion Price is determined as follows: (a) if the Note is converted upon the Next Equity Financing, an amount equal to 80% of the price paid per share paid by the investors in the Next Equity Financing; (b) if the Note is converted in the event of a Corporate Transaction, a price per share derived by dividing a "pre-money" valuation of $8,000,000 by the number of shares outstanding immediately prior to the time of such conversion, on a fully diluted basis; or (c) if the Note is converted as part of a Maturity Conversion, a price per unit derived by dividing a "pre-money" valuation of $8,000,000 by the total number of units (restricted and non-restricted) outstanding immediately prior to the time of such conversion, on a fully diluted basis. The note is due and payable on demand at any time after the earlier of (i) 36 months following the note issuance or (ii) the consummation of a corporate transaction if not previously converted. The Company repaid $13,500 of the note during the nine months ended September 30, 2015.
	1,500	15,000

Two convertible notes with a director bearing 0% interest were issued on August 31, 2014 in the amounts of $35,000 and $21,000, respectively. Note Conversion Price is determined as follows: (a) if the Note is converted upon the Next Equity Financing, an amount equal to 80% of the price paid per share paid by the investors in the Next Equity Financing; (b) if the Note is converted in the event of a Corporate Transaction, a price per share derived by dividing a "pre-money" valuation of $8,000,000 by the number of shares outstanding immediately prior to the time of such conversion, on a fully diluted basis; or (c) if the Note is converted as part of a Maturity Conversion, a price per unit derived by dividing a "pre-money" valuation of $8,000,000 by the total number of units (restricted and non-restricted) outstanding immediately prior to the time of such conversion, on a fully diluted basis. The note is due and payable on demand at any time after the earlier of (i) 36 months following the note issuance or (ii) the consummation of a corporate transaction if not previously converted.  The Company repaid $27,500 of the note during the nine months ended September 30, 2015.
	28,500	56,000

Face amount	55,000	96,000

Discount representing the derivative liability on conversion features	(55,000)	(96,000)

Accumulated amortization of discount of convertible notes payable (*)	22,889	21,643

Remaining discount	(32,111)	(74,357)

Convertible notes payable, net	$22,889	$21,643

(*) The discount is being amortized using the effective interest rate method over the life of the debt instruments.

Note 6 – Convertible Notes Payable

Convertible notes payable consisted of the following:

December 31, 2014

On August 14, 2014 and August 20, 2014 the Company issued three convertible notes to three note holders in the principal amount of $5,000, $10,000 and $10,000 with interest at 10% per annum. Note Conversion Price is determined as follows: (a) if the Note is converted upon the Next Equity Financing, an amount equal to 80% of the price paid per share paid by the investors in the Next Equity Financing; (b) if the Note is converted in the event of a Corporate Transaction, a price per share derived by dividing a "pre- money" valuation of $8,000,000 by the number of shares outstanding immediately prior to the time of such conversion, on a fully diluted basis; or (c) if the Note is converted as part of a Maturity Conversion, a price per unit derived by dividing a "pre-money" valuation of $8,000,000 by the total number of units (restricted and non-restricted) outstanding immediately prior to the time of such conversion, on a fully diluted basis. The note is due and payable on demand at any time after the earlier of (i) 36 months following the note issuance or (ii) the consummation of a corporate transaction if not previously converted.
$25,000

On August 31, 2014, the Company issued a convertible note to the CFO bearing 0% interest in the amount of $15,000. The Note Conversion Price is determined as follows: (a) if the Note is converted upon the Next Equity Financing, an amount equal to 80% of the price paid per share paid by the investors in the Next Equity Financing; (b) if the Note is converted in the event of a Corporate Transaction, a price per share derived by dividing a "pre-money" valuation of $8,000,000 by the number of shares outstanding immediately prior to the time of such conversion, on a fully diluted basis; or (c) if the Note is converted as part of a Maturity Conversion, a price per unit derived by dividing a "pre-money" valuation of $8,000,000 by the total number of units (restricted and non-restricted) outstanding immediately prior to the time of such conversion, on a fully diluted basis. The note is due and payable on demand at any time after the earlier of (i) 36 months following the note issuance or (ii) the consummation of a corporate transaction if not previously converted.
15,000

Two convertible notes with a director bearing 0% interest were issued on August 31, 2914 in the amounts of $35,000 and $21,000. Note Conversion Price is determined as follows: (a) if the Note is converted upon the Next Equity Financing, an amount equal to 80% of the price paid per share paid by the investors in the Next Equity Financing; (b) if the Note is converted in the event of a Corporate Transaction, a price per share derived by dividing a "pre- money" valuation of $8,000,000 by the number of shares outstanding immediately prior to the time of such conversion, on a fully diluted basis; or (c) if the Note is converted as part of a Maturity Conversion, a price per unit derived by dividing a "pre-money" valuation of $8,000,000 by the total number of units (restricted and non-restricted) outstanding immediately prior to the time of such conversion, on a fully diluted basis. The note is due and payable on demand at any time after the earlier of (i) 36 months following the note issuance or (ii) the consummation of a corporate transaction if not previously converted.
56,000

Face amount	96,000

Discount representing the derivative liability on conversion features	(96,000)

Accumulated amortization of discount of convertible notes payable (*)	21,643

Remaining discount	(74,357)

Convertible notes payable, net	$21,643

(*) The discount is being amortized using the effective interest rate method over the life of the debt instruments.